RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF OTHER RECEIVABLES DUE FROM RELATED PARTIES

		December 31,	December 31,
Other receivables due from related parties (included in prepaid expenses)		2022	2021
SY Consulting	Advances to related party	-	5
Sugimoto Hiroyuki Office	Advances to related party	-	40
SYNS	Operating expenses paid on behalf of related party	-	35
Total		-	80

SCHEDULE OF OPERATING LEASE RIGHT OF USE ASSETS AND OPERATING LEASE LIABILITIES
		December 31,	December 31,
		2022	2021
GARNET	Operating lease right-of-use assets	-	946
GARNET	Operating lease liabilities, current	-	589
GARNET	Operating lease liabilities, non-current	-	368

SCHEDULE OF RELATED PARTY TRANSACTIONS

Payables due to related parties, which were included in other current liabilities on the consolidated financial statements, as of December 31, 2022 and 2021 are as follows:

		December 31,	December 31,
Payables due to related parties (included in other current liabilities)		2022	2021
SYW	Entertainment service provided by related party	554	579
Fuchiwaki Takeshi	Operating expense paid on behalf of the Company	230	-
Total		784	579

Accounts receivable from related party as of December 31, 2022 and 2021 is as follows:

		December 31,	December 31,
Accounts receivable from related party		2022	2021
GARNET	Provided real estate management service to related party	-	2,290

Deferred revenue from related party as of December 31, 2022 and 2021 is as follows:

		December 31,	December 31,
Deferred revenue from related party		2022	2021

SYW	Rental and other fee received in advance	93,341	2,604

SCHEDULE OF REVENUE FROM RELATED PARTIES

Revenues generated from related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Revenues from related parties		2022	2021	2020
Sugimoto Hiroyuki	Real estate management income	69	133	57
Yuto Yoshiyuki	Real estate management income and rental income	2,013	63	1,210
Watanabe Takahide	Rental income	1,314	1,314	1,314
SYW	Real estate management income and rental income	28,010	26,789	6,769
GARNET	Real estate management income	-	4,996	6,665
SYNS	Real estate management income and real estate sales*	331,126	251,011	12,133
Total		362,532	284,306	28,148

*	Real estate properties sold to SYNS had been sold to third party customers within the same period.

SCHEDULE OF EXPENSES INCURRED WITH RELATED PARTIES

Expenses incurred with related parties for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Expenses with related parties		2022	2021	2020
Uranishi Tomoyoshi	Consulting fee	-	-	300
SY Consulting	Referral and marketing fee	-	-	845
Sugimoto Architectural Design Foundation	Donation	400	2,000	-
SYW	Referral and marketing fee and entertainment expenses	30,526	45,572	40,168
Lifit Home	Referral and marketing fee	-	5,090	2,000
GARNET	Referral and marketing fee	-	-	8,437
SYNS	Referral and marketing fee	-	66,522	193,206
GANGIT	Referral and marketing fee	-	-	2,700
Total		30,926	119,184	247,656

SCHEDULE OF REAL ESTATE PROPERTIES PURCHASED FROM RELATED PARTY

Real estate properties purchased from related party for the years ended December 31, 2022, 2021 and 2020 are as follows:

		For the Years Ended December 31,
Purchases from related party		2022	2021	2020
GARNET	Purchase of real estate properties	-	966,100	-